UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Municipal Income Trust II (BLE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Arizona - 4.4%	Pima County IDA, RB, American Charter Schools Foundation, Series A, 5.63%, 7/01/38	$2,525	$1,897,437
	Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	2,135	2,192,047
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32	5,635	4,861,484
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	5,270	4,268,173

			13,219,141

California - 21.5%	Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,480	2,615,532
	California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C, 6.30%, 6/01/55 (a)	9,710	119,045
	California HFA, RB, Home Mortgage, Series G, AMT, 5.50%, 8/01/42	9,620	9,658,961
	California HFA, RB, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	3,540	3,573,453
	California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34 (b)	1,280	1,285,043
	California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 5.50%, 10/01/33	5,000	5,013,150
	Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39 (b)	860	854,367
	Los Angeles Unified School District, California, GO, Series D, 5.00%, 7/01/27	2,375	2,485,390
	Los Angeles Unified School District, California, GO, Series I, 5.00%, 7/01/26	1,250	1,317,100
	Los Angeles Unified School District, California, GO, Series I, 5.00%, 7/01/27	1,750	1,831,340
	San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	10,340	10,363,679
	San Francisco City & County Redevelopment Agency, Special Tax Bonds, District No. 6, Mission Bay South Public Improvements, 6.63%, 8/01/27	3,120	3,130,546
	State of California, GO, Refunding, Various Purpose, 5.00%, 6/01/34	2,700	2,448,765
	State of California, GO, Various Purpose, 5.00%, 6/01/32	3,800	3,510,326
	State of California, GO, Various Purpose, 6.50%, 4/01/33	10,670	11,448,056
	University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	5,755	5,340,180

			64,994,933

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds

BlackRock Municipal Income Trust II (BLE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Colorado - 2.8%	City of Colorado Springs, Colorado, RB, Subordinate Lien, Improvement, Series C (FSA), 5.00%, 11/15/45	$1,375	$1,386,949
	Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	2,330	2,369,820
	Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.00%, 7/01/39	2,755	2,616,341
	Colorado Health Facilities Authority, Refunding RB, County Health Facility Authority, Hospital, Series C (FSA), 5.25%, 3/01/40	850	836,255
	Park Creek Metropolitan District, Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	1,375	1,251,223

			8,460,588

District of Columbia - 6.8%	District of Columbia, Refunding RB, Friendship Public Charter School Inc. (ACA), 5.25%, 6/01/33	1,265	1,007,838
	District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset Backed, 6.50%, 5/15/33	7,500	7,054,200
	District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset Backed, 6.75%, 5/15/40	11,500	11,111,300
	Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A, 5.00%, 10/01/39	550	546,837
	Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A, 5.25%, 10/01/44	865	875,207

			20,595,382

Florida - 6.6%	City of Leesburg, Florida, RB, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	2,650	2,381,555
	County of Miami-Dade, Florida, RB, Miami International Airport, Series A, AMT (AGC), 5.25%, 10/01/38	2,855	2,768,208
	County of Orange, Florida, Refunding RB (Syncora), 4.75%, 10/01/32	2,005	1,929,151
	Live Oak Community Development District No. 1, Special Assessment Bonds, Series A, 6.30%, 5/01/34	3,115	3,142,225
	Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	4,145	4,168,834
	Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	1,985	1,488,849
	Sumter County IDA, Florida, RB, North Sumter Utility Co. LLC Project, AMT, 6.90%, 10/01/34	4,340	4,099,087

			19,977,909

Georgia - 1.6%	De Kalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39 (b)	915	897,377
	Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	3,770	3,868,058

			4,765,435

Guam - 1.1%	Territory of Guam, GO, Series A, 6.00%, 11/15/19	695	710,658
	Territory of Guam, GO, Series A, 6.75%, 11/15/29	1,220	1,244,742
	Territory of Guam, GO, Series A, 7.00%, 11/15/39	1,260	1,291,689

			3,247,089

BlackRock Municipal Income Trust II (BLE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Illinois - 9.1%	CenterPoint Intermodal Center Program Trust, Tax Allocation Bonds, Class A, 10.00%, 6/15/23 (c)	$2,470	$1,298,183
	Illinois Finance Authority, RB, MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (d)(e)	900	63,882
	Illinois Finance Authority, RB, Monarch Landing Inc. Facility, Series A, 7.00%, 12/01/37 (d)(e)	1,585	554,433
	Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	1,750	1,756,387
	Illinois Finance Authority, Refunding RB, Elmhurst Memorial Healthcare, 5.50%, 1/01/22	8,000	7,874,880
	Illinois Finance Authority, Refunding RB, Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	455	359,596
	Illinois Municipal Electric Agency, RB (MBIA), 4.50%, 2/01/35	865	784,996
	Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.57%, 6/15/30 (f)	15,000	14,795,250

			27,487,607

Indiana - 2.4%	Indiana Finance Authority, RB, Sisters of Saint Francis Health, 5.25%, 11/01/39	915	882,865
	Indiana Finance Authority, Refunding RB, Duke Energy Indiana Inc., Series C, 4.95%, 10/01/40	3,175	3,027,267
	Indiana Health Facility Financing Authority, Refunding RB, Ascension Health, Series F, 5.38%, 11/15/25	2,095	2,156,928
	Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	1,200	1,273,212

			7,340,272

Maryland - 0.3%	Maryland Health & Higher Educational Facilities Authority, RB, Union Hospital of Cecil County Issue, 5.63%, 7/01/32	1,000	1,007,230

Michigan - 0.6%	Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	2,305	1,958,420

Missouri - 1.8%	370 Missouri Bottom Road Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	6,000	5,423,880

Multi - State - 4.3%	Centerline Equity Issuer Trust, 5.75%, 5/15/15 (c)(g)	1,000	1,024,610
	Centerline Equity Issuer Trust, 6.00%, 5/15/15 (c)(g)	5,000	5,175,700
	Centerline Equity Issuer Trust, 6.00%, 5/15/19 (c)(g)	3,500	3,620,050
	Centerline Equity Issuer Trust, 6.30%, 5/15/19 (c)(g)	3,000	3,117,030

			12,937,390

Nevada - 0.9%	County of Clark, Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	2,855	2,799,242

New Jersey - 11.6%	New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/34	3,810	3,545,357
	New Jersey EDA, RB, Cigarette Tax (Radian), 5.50%, 6/15/31	9,000	8,196,660
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30	10,100	9,284,627
	New Jersey EDA, RB, Kapkowski Road Landfill Project, Series 1998-B, AMT, 6.50%, 4/01/31	10,000	7,840,700
	New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	6,291,707

			35,159,051

BlackRock Municipal Income Trust II (BLE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

New Mexico - 2.0%	New Mexico Income Housing Authority, RB, Villa Del Oso Apartments Project, Series A, 6.00%, 1/01/13 (h)	$5,200	$6,094,244

New York - 3.9%	Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35	985	620,530
	New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31	6,700	6,267,515
	New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	2,810	2,760,656
	Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.00%, 12/01/10	2,075	2,076,660

			11,725,361

North Carolina - 3.7%	City of Charlotte, North Carolina, RB, Series B, 5.00%, 7/01/38 (b)	1,025	1,072,140
	City of Charlotte, North Carolina, RB, Series B, 4.50%, 7/01/39 (b)	1,000	985,480
	Gaston County Industrial Facilities & Pollution Control Financing Authority, North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	7,500	4,412,400
	North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	2,420	2,467,698
	North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/39	685	678,739
	North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	1,525	1,500,920

			11,117,377

Ohio - 1.3%	Buckeye Tobacco Settlement Financing Authority, RB, Asset Backed, Senior Series A-2, 6.50%, 6/01/47	1,190	927,700
	County of Montgomery, Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	3,025	2,956,514

			3,884,214

Oklahoma - 1.2%	Tulsa Airports Improvement Trust, RB, Series A, AMT, 7.75%, 6/01/35 (i)	3,925	3,689,500

Pennsylvania - 7.5%	Allegheny County Hospital Development Authority, Refunding RB, Health System, West Pennsylvania, Series A, 5.38%, 11/15/40	2,765	1,959,030
	Monroe County Hospital Authority Pennsylvania, RB, Hospital, Pocono Medical Center, 6.00%, 1/01/14 (h)	5,000	5,851,600
	Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	2,065	2,044,412
	Pennsylvania Economic Development Financing Authority, RB, Amtrak Project, Series A, AMT, 6.38%, 11/01/41	5,175	5,222,403
	Pennsylvania Economic Development Financing Authority, RB, Reliant Energy, Series A, AMT, 6.75%, 12/01/36	6,130	6,023,951
	Pennsylvania Turnpike Commission, RB, Sub-Series D, 5.13%, 12/01/40	1,700	1,653,692

			22,755,088

Puerto Rico - 2.1%	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	6,100	6,435,134

BlackRock Municipal Income Trust II (BLE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

South Carolina - 3.3%	County of Greenwood, South Carolina, RB, Facilities, Self Memorial Hospital, 5.50%, 10/01/26	$3,280	$3,293,349
	County of Greenwood, South Carolina, RB, Facilities, Self Memorial Hospital, 5.50%, 10/01/31	3,250	3,209,082
	South Carolina Jobs-EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.25%, 8/01/31	2,640	2,675,033
	South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series C, 6.88%, 8/01/13 (h)	550	658,966

			9,836,430

Tennessee - 3.7%	Knox County Health Educational & Housing Facilities Board, Tennessee, Refunding RB, CAB, Series A (FSA), 5.77%, 1/01/21 (a)	20,405	11,188,878

Texas - 22.6%	Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	2,400	1,470,216
	Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36 (i)	2,400	2,128,416
	City of Houston, Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	1,675	1,731,029
	City of Houston, Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	9,145	10,364,943
	Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	10,000	9,913,000
	Harris County-Houston Sports Authority, Refunding RB, Third Lien, Series A-3 (MBIA), 5.96%, 11/15/36 (a)	25,375	2,574,547
	Lower Colorado River Authority, Refunding RB (MBIA), 5.00%, 5/15/13 (h)	30	33,895
	Lower Colorado River Authority, Refunding RB (MBIA), 5.00%, 5/15/31	1,270	1,274,369
	Lower Colorado River Authority, Refunding RB, Series A (MBIA), 5.00%, 5/15/13 (h)	5	5,649
	North Texas Tollway Authority, RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	6,790	7,067,032
	SA Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/24	3,600	3,599,712
	Texas State Turnpike Authority, RB, CAB (AMBAC), 6.08%, 8/15/36 (a)	58,370	9,835,345
	Texas State Turnpike Authority, RB, CAB (AMBAC), 6.09%, 8/15/37 (a)	65,000	10,164,050
	Texas State Turnpike Authority, RB, CAB (AMBAC), 6.09%, 8/15/38 (a)	27,100	3,963,104
	Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	4,575	4,120,840

			68,246,147

Utah - 1.3%	City of Riverton, Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	3,960	3,807,580

Virginia - 3.5%	City of Norfolk, Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	1,460	1,405,148
	Halifax County IDA, Refunding RB, Old Dominion Electric Co-op Project, AMT (AMBAC), 5.63%, 6/01/28	9,000	9,275,400

			10,680,548

Washington - 2.0%	County of King, Washington, Refunding RB (FSA), 5.00%, 1/01/36	1,960	1,990,733
	Washington Health Care Facilities Authority, Refunding RB, Providence Health Care Services, Series A (MBIA), 4.63%, 10/01/34	4,485	4,186,568

			6,177,301

BlackRock Municipal Income Trust II (BLE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Wisconsin - 1.3%	Wisconsin Health & Educational Facilities Authority, RB, Aurora Health Care, 6.40%, 4/15/33	$3,930	$3,993,784

Wyoming - 1.7%	County of Sweetwater, Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	3,355	3,433,473
	Wyoming Municipal Power Agency, RB, Series A, 5.50%, 1/01/33	800	820,952
	Wyoming Municipal Power Agency, RB, Series A, 5.50%, 1/01/38	750	764,168

			5,018,593

	Total Municipal Bonds - 136.9%		414,023,748

	Municipal Bonds Transferred to Tender Option Bond Trusts (j)

Alabama - 0.8%	Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	2,519	2,496,805

California - 2.4%	California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	2,850	2,991,531
	Los Angeles Community College District, California, GO, Election of 2001, Series A (FSA), 5.00%, 8/01/32	2,530	2,542,625
	San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	1,840	1,893,009

			7,427,165

Colorado - 2.2%	Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (FSA), 5.10%, 10/01/41	4,230	4,125,646
	Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (FSA), 5.00%, 9/01/36	2,710	2,635,773

			6,761,419

Connecticut - 3.6%	Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T-1, 4.70%, 7/01/29	5,170	5,476,788
	Connecticut State Health & Educational Facility Authority, RB, Yale University, Series X-3, 4.85%, 7/01/37	5,130	5,327,659

			10,804,447

Georgia - 1.6%	Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	4,638	4,804,467

Massachusetts - 1.1%	Massachusetts Water Resources Authority, Refunding RB, General,Series A, 5.00%, 8/01/41	3,150	3,180,019

New Hampshire - 0.8%	New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	2,219	2,360,615

New York - 1.6%	New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	1,710	1,832,868
	New York State Environmental Facilities Corp., RB, Revolving Funds, New York City Municipal Water Project, Series B, 5.00%, 6/15/31	2,850	2,898,194

			4,731,062

Virginia - 3.3%	University of Virginia, Refunding RB, General, 5.00%, 6/01/40	5,910	6,214,897
	Virginia HDA, RB, Sub-Series H-1 (MBIA), 5.35%, 7/01/31	3,750	3,785,550

			10,000,447

BlackRock Municipal Income Trust II (BLE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value

Washington - 3.8%	Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (FSA), 5.00%, 11/01/32	$3,029	$3,121,138
	State of Washington, GO, Various Purpose, Series E, 5.00%, 2/01/34	8,113	8,445,930

			11,567,068

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 21.2%		64,133,514

	Total Long-Term Investments (Cost - $497,967,031) - 158.1%		478,157,262

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.23% (k)(l)	9,900,000	9,900,000

Total Short-Term Securities (Cost - $9,900,000) - 3.3%		9,900,000

Total Investments (Cost - $507,867,031*) - 161.4%		488,057,262
Other Assets Less Liabilities - 0.4%		1,183,926
Liability for Trust Certificates, Including Interest Expense and Fees Payable - (11.8)%		(35,592,150)
Preferred Shares, at Redemption Value - (50.0)%		(151,309,821)

Net Assets Applicable to Common Shares - 100.0%		$302,339,217

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$471,964,676

Gross unrealized appreciation	$10,635,341
Gross unrealized depreciation	(30,105,945)

Net unrealized depreciation	$(19,470,604)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Chase Bank	$897,377	$2,672
Morgan Stanley Capital Services, Inc.	$854,367	$5,822
Wells Fargo	$3,342,663	$23,359

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(g)

Security represents a beneficial interest in a trust. The collateral deposited into the Trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(h)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(i)	Variable rate security. Rate shown is as of report date.

(j)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock Municipal Income Trust II (BLE)
Schedule of Investments November 30, 2009 (Unaudited)

(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$(3,905,067)	$3,585

(l)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$9,900,000
Level 2 - Long-Term Investments[1]	478,157,262
Level 3	—

Total	$488,057,262

[1] See above Schedule of Investments for values in each state or political subdivision.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal Income Trust II

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: January 22, 2010